Business Combination Under Common Control - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Dec. 22, 2016 ARS ($) Acquisition	Nov. 30, 2012 Acquisition	Dec. 31, 2016 ARS ($)	Dec. 31, 2018 ARS ($) $ / shares	Dec. 31, 2017 ARS ($) $ / shares	Nov. 01, 2017 $ / shares	Dec. 22, 2016 ₲ / shares
Disclosure of detailed information about business combination [line items]
Nominal value per share acquired | $ / shares				$ 0.10	$ 0.10	$ 0.10
Share of profit (loss) of associates			$ 76,243,433
Non-controlling interests				$ 1,374,578,107	$ 992,738,468
Subsidiaries [member]
Disclosure of detailed information about business combination [line items]
Business acquisition transaction amount			954,610,145
Contingent consideration				$ 0
Non-controlling interest			$ 647,052,931
Yguazu Cementos S.A. [member]
Disclosure of detailed information about business combination [line items]
Business acquisition number of shares acquired | Acquisition		5,411
Percentage of subscribed and paid-in share capital acquired		35.00%
Proportion of ownership interest held			51.00%	51.00%	51.00%
Share of profit (loss) of associates			$ 76,243,433
Business acquisition percentage of ownership interests acquired			35.00%
Purchases of additional share acquired			16.0017%
Business acquisition percentage of ownership interests acquired, assumed beginning of the annual reporting period			51.00%
Increase in additional profit acquired			$ 31,000,000
Additional profit acquired			743,000,000
Increase in revenue			1,842,000,000
Net revenue			21,142,000,000
Non-controlling interest			$ 351,172,141	$ 1,374,578,107	$ 992,738,468
InterCement Brasil S.A. [member]
Disclosure of detailed information about business combination [line items]
Business acquisition number of shares acquired | Acquisition	3,834
Percentage of subscribed and paid-in share capital acquired	16.0017%
Nominal value per share acquired | ₲ / shares							₲ 10,000,000
Business acquisition transaction amount	$ 518,091,291
Transaction amount settled with loan proceeds	412,435,636
Acquisition costs	$ 0